Leases - Schedule of carrying amounts of lease liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Leases
Beginning balance	€ (9,214,428)	€ (11,971,963)
Additions	(2,446,388)	(878,414)
Additions due to business combinations	(210,667)
Accretion of interest	(215,464)	(197,967)
Payments	2,031,598	3,627,998
Derecognition of lease liability	168,183
Foreign currency effect	(83,763)	205,918
Ending balance	(9,970,927)	(9,214,428)
Current	(2,025,193)	(1,593,975)	€ (3,155,469)
Non-current	€ (7,945,734)	€ (7,620,453)	€ (8,816,494)